EQUITY	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
EQUITY

(18) EQUITY

As of December 31, 2019 and 2018, 850,000 Class A Units of equity securities and 150,000 Class B Units of equity securities were outstanding. 100% of the Class A Units are owned by JV Holdings and 100% of the Class B Units are owned indirectly by Emerson. The holders of Class A Units are deemed to have one (1) vote per Class A Unit held, and the holders of Class B Units are deemed to have one (1) vote per Class B unit held (with respect to matters for which such holders are entitled to vote). The holders of Class A Units and the holders of Class B Units each have rights to acquire additional equity securities the Company may issue in proportion to the number of equity securities held at that point in time. The holders of the Class A Units also have rights to purchase additional equity securities where the Company issues such equity securities in connection with Holdings LLC exceeding certain debt thresholds.

The holders of the Class B Units have a subordinate interest in distributions from Holdings LLC and proceeds from the Holdings LLC’s sale or liquidation, until such time as the holders of the Class A Units have received a threshold return on their initial investment in the Company. After such time as the holders of the Class B Units have received a return which is directly linked to the threshold return received by holders of the Class A Units, future distributions from the Company or proceeds from the Company’s sale or liquidation are paid to the holders of the Class A Units and the holders of the Class B Units ratably.